UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07853
                                                     ---------

                         Kalmar Pooled Investment Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-463-6670
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.






    KALMAR
    POOLED
INVESTMENT
     TRUST
============
"GROWTH-WITH-VALUE" SMALL CAP FUND           SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                                  MARCH 31, 2008




                                                                MARKET
                                                SHARES          VALUE
                                              ----------     ------------
COMMON STOCK -- 94.4%

COMMERCIAL SERVICES -- 15.4%

       ADVERTISING/MARKETING SERVICES -- 1.6%
       Gemstar-TV Guide International, Inc.*     345,310     $  1,622,957
       ValueClick, Inc.*                         203,570        3,511,583
                                                             ------------
                                                                5,134,540
                                                             ------------
       COMMERCIAL PRINTING/FORMS -- 0.8%
       Innerworkings, Inc.*                      185,000        2,595,550
                                                             ------------
       ENGINEERING/CONSTRUCTION -- 1.7%
       Chicago Bridge & Iron Co. N.V.            139,660        5,480,259
                                                             ------------
       ENVIRONMENTAL SERVICES -- 1.5%
       Tetra Tech, Inc.*                         248,240        4,843,162
                                                             ------------
       FOOD DISTRIBUTORS -- 1.8%
       Performance Food Group Co.*               181,085        5,917,858
                                                             ------------
       MEDICAL DISTRIBUTORS -- 1.3%
       PSS World Medical, Inc.*                  250,320        4,170,331
                                                             ------------
       MISCELLANEOUS COMMERCIAL SERVICES -- 4.2%
       Concur Technologies, Inc.*                 85,550        2,656,328
       Constant Contact, Inc.*                    91,850        1,329,988
       Corrections Corporation of America*       229,614        6,318,977
       Global Traffic Network, Inc.*             107,070          937,933
       SkillSoft PLC*ADR                         259,490        2,716,860
                                                             ------------
                                                               13,960,086
                                                             ------------
       PERSONNEL SERVICES -- 0.9%
       MPS Group, Inc.*                          266,320        3,147,902
                                                             ------------
       WHOLESALE DISTRIBUTOR -- 1.6%
       MSC Industrial Direct Co., Inc.
         (A Shares)                              124,115        5,243,859
                                                             ------------
       TOTAL COMMERCIAL SERVICES                               50,493,547
                                                             ------------
COMMUNICATIONS -- 0.6%

       SPECIALTY COMMUNICATIONS -- 0.6%
       Cbeyond Communications, Inc.*             103,850        1,951,341
                                                             ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST                                SCHEDULE OF INVESTMENTS (UNAUDITED) --
============                                                           CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2008


                                                                MARKET
                                                SHARES          VALUE
                                              ----------     ------------

       TOTAL COMMUNICATIONS                                  $  1,951,341
                                                             ------------
CONSUMER DURABLES -- 1.8%

       AUTOMOTIVE AFTERMARKET -- 1.8%
       LKQ Corp.*                                265,900        5,974,773
                                                             ------------
       TOTAL CONSUMER DURABLES                                  5,974,773
                                                             ------------
CONSUMER NON-DURABLES -- 3.3%

       BEVERAGES -- 2.0%
       Central European Distribution Corp.*      111,355        6,479,747
                                                             ------------
       FOOD: SPECIALTY/CANDY -- 0.5%
       SunOpta, Inc.*                            294,480        1,501,848
                                                             ------------
       HOUSEHOLD/PERSONAL CARE -- 0.8%
       Elizabeth Arden, Inc.*                    138,267        2,758,427
                                                             ------------
       TOTAL CONSUMER NON-DURABLES                             10,740,022
                                                             ------------
CONSUMER SERVICES -- 4.1%

       OTHER CONSUMER SERVICES -- 3.7%
       DeVry, Inc.                               129,885        5,434,388
       HealthExtras, Inc.*                       128,380        3,188,959
       Life Time Fitness, Inc.*                  112,045        3,496,925
                                                             ------------
                                                               12,120,272
                                                             ------------
       RESTAURANTS -- 0.4%
       BJ's Restaurants, Inc.*                    86,705        1,249,419
                                                             ------------
       TOTAL CONSUMER SERVICES                                 13,369,691
                                                             ------------
ELECTRONIC TECHNOLOGY -- 9.1%

       COMPUTER COMMUNICATIONS -- 1.0%
       Avocent Corp.*                             96,711        1,634,416
       Ixia*                                     182,600        1,416,976
                                                             ------------
                                                                3,051,392
                                                             ------------
       ELECTRONIC PRODUCTION EQUIPMENT -- 3.4%
       ATMI, Inc.*                               190,700        5,307,181
       FEI Co.*                                  137,850        3,009,265
       Tessera Technologies, Inc.*               137,355        2,856,984
                                                             ------------
                                                               11,173,430
                                                             ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST                                SCHEDULE OF INVESTMENTS (UNAUDITED) --
============                                                           CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2008


                                                                MARKET
                                                SHARES          VALUE
                                              ----------     ------------
       SEMICONDUCTORS -- 2.3%
       Diodes, Inc.*                              77,865     $  1,709,915
       Microsemi Corp.*                          179,250        4,086,900
       Volterra Semiconductor Corp.*             153,690        1,741,308
                                                             ------------
                                                                7,538,123
                                                             ------------
       TELECOMMUNICATIONS EQUIPMENT -- 2.4%
       NICE-Systems Ltd.*ADR                     116,470        3,286,783
       Polycom, Inc.*                            172,875        3,896,603
       Symmetricom, Inc.*                        219,780          767,032
                                                             ------------
                                                                7,950,418
                                                             ------------
       TOTAL ELECTRONIC TECHNOLOGY                             29,713,363
                                                             ------------
ENERGY -- 12.2%

       CONTRACT DRILLING -- 1.1%
       Atwood Oceanics, Inc.*                     40,640        3,727,501
                                                             ------------
       OIL & GAS PRODUCTION -- 9.7%
       Delta Petroleum Corp.*                    269,255        6,069,008
       GMX Resources, Inc.*                      125,520        4,384,414
       Niko Resources, Ltd. (Canadian)            78,345        6,356,631
       Parallel Petroleum Corp.*                 215,250        4,212,442
       Ultra Petroleum Corp.*                    137,075       10,623,312
                                                             ------------
                                                               31,645,807
                                                             ------------
       OILFIELD SERVICES/EQUIPMENT -- 1.4%
       Core Laboratories N.V.*                    39,755        4,742,772
                                                             ------------
       TOTAL ENERGY                                            40,116,080
                                                             ------------
FINANCE -- 2.0%

       FINANCE/RENTAL/LEASING -- 1.1%
       Mobile Mini, Inc.*                        190,940        3,627,860
                                                             ------------
       FINANCIAL CONGLOMERATES -- 0.3%
       National Financial Partners Corp.          43,580          979,243
                                                             ------------
       INSURANCE BROKERS/SERVICES -- 0.6%
       ChoicePoint, Inc.*                         39,411        1,875,963
                                                             ------------
       TOTAL FINANCE                                            6,483,066
                                                             ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST                                SCHEDULE OF INVESTMENTS (UNAUDITED) --
============                                                           CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2008



                                                                MARKET
                                                SHARES          VALUE
                                              ----------     ------------
HEALTHCARE -- 20.3%

       BIOTECHNOLOGY -- 2.9%
       Lifecell Corp.*                           119,620     $  5,027,629
       Martek Biosciences Corp.*                 148,330        4,534,448
                                                             ------------
                                                                9,562,077
                                                             ------------
       HOSPITAL/NURSING MANAGEMENT -- 1.4%
       Psychiatric Solutions, Inc.*              103,760        3,519,539
       Sunrise Senior Living, Inc.*               53,020        1,181,286
                                                             ------------
                                                                4,700,825
                                                             ------------
       MEDICAL SPECIALTIES -- 5.6%
       Analogic Corp.                            103,430        6,882,232
       ResMed, Inc.*                             136,950        5,776,551
       SonoSite, Inc.*                            57,630        1,638,421
       The Cooper Companies, Inc.                116,370        4,006,619
                                                             ------------
                                                               18,303,823
                                                             ------------
       MEDICAL/NURSING SERVICES -- 1.0%
       Healthways, Inc.*                          94,400        3,336,096
                                                             ------------
       SERVICES TO THE HEALTH INDUSTRY -- 9.4%
       Advisory Board Co. (The)*                  75,880        4,168,847
       Covance, Inc.*                             86,255        7,156,577
       Eclipsys Corp.*                           153,660        3,013,273
       eResearch Technology, Inc.*               168,340        2,090,783
       Healthcare Services Group, Inc.           168,360        3,474,950
       Inventiv Health, Inc.*                    157,960        4,550,828
       Omnicell, Inc.*                           141,870        2,851,587
       Phase Forward, Inc.*                      204,550        3,493,714
                                                             ------------
                                                               30,800,559
                                                             ------------
       TOTAL HEALTHCARE                                        66,703,380
                                                             ------------
MATERIALS & PROCESSING -- 3.8%

       CHEMICALS: SPECIALTY -- 1.5%
       Albemarle Corp.                           137,490        5,021,135
                                                             ------------
       INDUSTRIAL SPECIALTIES -- 2.3%
       Polypore International, Inc.*             197,680        4,089,999

    KALMAR
    POOLED
INVESTMENT
     TRUST                                SCHEDULE OF INVESTMENTS (UNAUDITED) --
============                                                           CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2008



                                                                MARKET
                                                SHARES          VALUE
                                              ----------     ------------

       Rogers Corp.*                              97,000     $  3,240,770
                                                             ------------
                                                                7,330,769
                                                             ------------
       TOTAL MATERIALS & PROCESSING                            12,351,904
                                                             ------------
PRODUCER MANUFACTURING -- 2.7%

       ELECTRICAL PRODUCTS -- 0.9%
       Enersys*                                  121,700        2,911,064
                                                             ------------
       INDUSTRIAL MACHINERY -- 1.3%
       Actuant Corp. (A Shares)                   53,130        1,605,057
       Kennametal, Inc.                           89,200        2,625,156
                                                             ------------
                                                                4,230,213
                                                             ------------
       MISCELLANEOUS MANUFACTURING -- 0.5%
       Carlisle Companies, Inc.                   48,850        1,633,544
                                                             ------------
       TOTAL PRODUCER MANUFACTURING                             8,774,821
                                                             ------------
RETAIL TRADE -- 8.0%

       CATALOG/SPECIALTY DISTRIBUTION -- 1.4%
       Insight Enterprises, Inc.*                272,082        4,761,435
                                                             ------------
       DISCOUNT STORES -- 0.4%
       Fred's, Inc.                              133,276        1,366,079
                                                             ------------
       DRUG & GROCERY STORE CHAINS -- 1.6%
       Longs Drug Stores Corp.                   120,440        5,113,883
                                                             ------------
       FOOD-RETAIL -- 0.4%
       Susser Holdings Corp.*                     64,590        1,212,354
                                                             ------------
       INTERNET RETAIL -- 1.9%
       1-800-FLOWERS.COM, Inc. (A Shares)*       230,920        1,965,129
       GameStop Corp. (A Shares)*                 82,460        4,264,007
                                                             ------------
                                                                6,229,136
                                                             ------------
       SPECIALTY STORES -- 2.3%
       O'Reilly Automotive, Inc.*                100,690        2,871,679
       Tractor Supply Co.*                       122,695        4,848,906
                                                             ------------
                                                                7,720,585
                                                             ------------
       TOTAL RETAIL TRADE                                      26,403,472
                                                             ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST                                SCHEDULE OF INVESTMENTS (UNAUDITED) --
============                                                           CONTINUED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2008



                                                                MARKET
                                                SHARES          VALUE
                                              ----------     ------------
TECHNOLOGY SERVICES -- 8.3%

       DATA PROCESSING SERVICES -- 2.5%
       Cybersource Corp.*                        444,740     $  6,497,652
       Heartland Payment Systems, Inc.            69,930        1,609,089
                                                             ------------
                                                                8,106,741
                                                             ------------
       INFORMATION TECHNOLOGY SERVICES -- 0.5%
       Syntel, Inc.                               55,530        1,479,874
                                                             ------------
       INTERNET SOFTWARE/SERVICES -- 4.1%
       DealerTrack Holdings, Inc.*               151,620        3,065,756
       Digital River, Inc.*                       40,090        1,241,587
       NIC, Inc.                                 244,207        1,736,312
       Online Resources Corp.*                   130,900        1,259,258
       Progress Software Corp.*                  142,200        4,254,624
       RightNow Technologies, Inc.*              170,925        2,034,008
                                                             ------------
                                                               13,591,545
                                                             ------------
       PACKAGED SOFTWARE -- 1.2%
       Ansys, Inc.*                               85,990        2,968,375
       OPNET Technologies, Inc.*                 112,145          912,860
                                                             ------------
                                                                3,881,235
                                                             ------------
       TOTAL TECHNOLOGY SERVICES                               27,059,395
                                                             ------------
TRANSPORTATION -- 2.1%

       AIR FREIGHT/COURIERS -- 0.8%
       UTI Worldwide, Inc.                       140,580        2,822,847
                                                             ------------
       MARINE SHIPPING -- 1.3%
       Tidewater, Inc.                            76,885        4,237,132
                                                             ------------
       TOTAL TRANSPORTATION                                     7,059,979
                                                             ------------
UTILITIES -- 0.7%

       GAS DISTRIBUTORS -- 0.7%
       Clean Energy Fuels Corp.*                 169,000        2,257,840
                                                             ------------
       TOTAL UTILITIES                                          2,257,840
                                                             ------------
       TOTAL COMMON STOCK (COST $249,073,615)                 309,452,674
                                                             ------------

    KALMAR
    POOLED
INVESTMENT
     TRUST                                SCHEDULE OF INVESTMENTS (UNAUDITED) --
============                                                           CONCLUDED
"GROWTH-WITH-VALUE" SMALL CAP FUND                                MARCH 31, 2008


                                                                               MARKET
                                                                               SHARES              VALUE
                                                                             -----------        ------------
MONEY MARKET SECURITIES -- 6.8%

MONEY MARKET FUNDS -- 6.8%
          BlackRock Liquidity Funds TempCash Portfolio 3.26%, 4/1/08          11,181,516        $ 11,181,516
          BlackRock Liquidity Funds TempFund Portfolio 3.26%, 4/1/08          11,181,516          11,181,516
                                                                                                ------------
                                                                                                  22,363,032
                                                                                                ------------
          TOTAL MONEY MARKET SECURITIES (COST $22,363,032)                                        22,363,032
                                                                                                ------------
          TOTAL INVESTMENTS (Cost $271,436,647) **-- 101.2%                                      331,815,706

          LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2)%                                         (3,978,176)
                                                                                                ------------
          NET ASSETS -- 100.0%                                                                  $327,837,530
                                                                                                ============

ADR  - American Depository Receipt
*    Non-income producing security
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                       $271,436,647

     Gross unrealized appreciation        $ 84,779,723
     Gross unrealized depreciation         (24,400,664)
                                          ------------
     Net unrealized appreciation          $ 60,379,059
                                          ============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.




                               FAS 157 DISCLOSURE
--------------------------------------------------------------------------------
The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets carried at fair value:
                                                   INVESTMENTS        OTHER
                                                       IN           FINANCIAL
                   VALUATION INPUTS                SECURITIES      INSTRUMENTS
             --------------------------           -------------    ------------
Level 1 - Quoted Prices .......................   $331,815,706         $ --
Level 2 - Other Significant Observable Inputs .             --           --
Level 3 - Significant Unobservable Inputs .....             --           --
                                                  ------------         ----
Total .........................................   $331,815,706         $ --

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Kalmar Pooled Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date       April 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date       April 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date       April 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.